INTANGIBLE ASSETS, NET (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Original amount		$ 17,370	$ 17,423
Accumulated amortization		14,178	12,353
Intangible assets, net		$ 3,192	5,070
Useful lives		7 years
Amortization expense		$ 1,865	2,121	$ 2,534
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		8,600
Accumulated amortization		6,082
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		800	800
Accumulated amortization		800	800
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	[1]	7,970	8,023
Accumulated amortization		$ 7,296	6,699
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount			8,600
Accumulated amortization			$ 4,854

[1]	Including functional currency translation adjustments related to Brazilian subsidiary.